ENTITY-WIDE DISCLOSURE (Schedule Of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total sales	$ 982	$ 935
Israel [Member]
Segment Reporting Information [Line Items]
Total sales	916	820
United States [Member]
Segment Reporting Information [Line Items]
Total sales	52	102
Other [Member]
Segment Reporting Information [Line Items]
Total sales	$ 14	$ 13